Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 17,192,347.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,374.26
Offering Note	(1) Estimated solely for purposes of calculating the amount of the filing fee. The calculation of the Transaction Valuation assumes that all stock options to purchase shares of the issuer's common stock that may be eligible for exchange in the offer will be exchanged pursuant to this offer. This calculation assumes stock options to purchase an aggregate of 4,083,693 shares of the issuer's common stock, having an aggregate value of $17,192,347.53 as of August 4, 2026, calculated based on a Black-Scholes model, will be exchanged or cancelled pursuant to this offer. (2) The amount of the filing fee, calculated in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the aggregate amount of the Transaction Valuation (or 0.01381% of the aggregate Transaction Valuation). The Transaction Valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.